Expenses by nature (Details) - CAD ($)	12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2023
Expenses by nature
Employee benefits	$ 7,389,432	$ 4,378,885	$ 2,638,369
Professional fees	1,364,773	967,938	940,667
R&D consulting and material costs, net	758,485	774,261	556,013
Consulting fees	638,366	1,294,949	2,743,272
Insurance	636,967	690,014	716,931
Other expenses	544,798	434,682	691,566
Travel and conferences	222,405	385,759	804,481
Transfer agent and listing fees	175,878	151,854	120,690
Advertising and promotion	636	60,823	19,090
Impairment of inventory	151,316	113,283	0
Impairment of intangible assets			1,174,354
Royalty and license costs			305,918
Total expenses	11,731,740	9,252,448	10,711,351
Total operating expenses	9,631,080	8,716,203	10,587,548
Allocation to cost of sales
Expenses by nature
Employee benefits	$ (2,100,660)	$ (536,245)	$ (123,803)